Income Taxes - Additional Information (Detail) $ in Millions	6 Months Ended
Apr. 30, 2022 CAD ($)
2011 - 2016 taxation years [member]
Disclosure of Income Tax [Line items]
Additional income tax expense and interest	$ 1,425